Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions, current liabilities	$ 1,230	$ 1,363
Provisions, non-current liabilities	8,493	7,095
Payroll, related charges and other remunerations
Provisions
Provisions, current liabilities	790	1,046
Onerous contracts
Provisions
Provisions, current liabilities	57	60
Provisions, non-current liabilities	866	642
Environmental obligations
Provisions
Provisions, current liabilities	146	100
Provisions, non-current liabilities	243	202
Asset retirement obligations
Provisions
Provisions, current liabilities	158	85
Provisions, non-current liabilities	3,802	3,030
Provision for litigations
Provisions
Provisions, non-current liabilities	1,462	1,357
Employee postretirement obligations
Provisions
Provisions, current liabilities	79	72
Provisions, non-current liabilities	$ 2,120	$ 1,864